Contract Assets and Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
Contract Assets and Liabilities

4. Contract Assets and Liabilities

None of the contract liabilities is expected to be recognized as income after more than one year recognized as revenue, respectively.

Contract liabilities consisted of the following as of September 30, 2025 and March 31,2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Balance as of April 1, 2024 and 2025	—	—	—
Additions	—	1,039,166	133,552
Revenue recognized	—	—	—
Balance as of March 31, 2025 and September 30, 2025	—	1,039,166	133,552

4. Contract Assets and Liabilities

The Company’s contract assets typically represent advertising services, such as TV, web banner and other offline advertising, that the Company has performed and transferred to a customer while the contractual advertising period has not finished. When the pre-determined advertising period is completed, accounts receivable will be recognized with invoices issued.

Contract assets consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Contract assets	—	—	—

The Company’s contract liabilities include payments received in advance of performance under offline advertising and web banner service contracts which will be recognized as revenue as the Company executed the one-stop advertising services with customers under the contract.

None of the contract liabilities is expected to be recognized as income after more than one year recognized as revenue, respectively.

Contract liabilities consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Balance as of April 1, 2023 and 2024	26,995	—	—
Additions	—	—	—
Revenue recognized	(26,995)	—	—
Balance as of March 31, 2024 and 2025	—	—	—